Average Annual Total Returns - FidelityFocusedStockFund-RetailPRO - FidelityFocusedStockFund-RetailPRO - Fidelity Focused Stock Fund	Dec. 30, 2023
Fidelity Focused Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.61%)
Past 5 years	11.46%
Past 10 years	13.07%
Fidelity Focused Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(27.87%)
Past 5 years	8.85%
Past 10 years	10.86%
Fidelity Focused Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.81%)
Past 5 years	8.99%
Past 10 years	10.41%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%